Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components Loss Before Taxes

The components of income / (loss) before taxes for the years ended December 31, 2023, 2022 and 2021 consisted of the following:

	For the Year Ended December 31,
	2023	2022	2021
United Kingdom	$24,130	$(620,591)	$(447,808)
United States	(80,969)	(993,786)	(73,789)
Foreign Other	77,428	(300,409)	326,159
Income / (loss) from operations before taxes	$20,589	$(1,914,786)	$(195,438)

Schedule of Income Tax Benefit	The income tax expense / (benefit) consists of the following:

	For the Year Ended December 31,
	2023	2022	2021
Current:
United Kingdom	$(3,447)	$4,638	$(4,364)
United States	2,247	3,004	(25,926)
Foreign Other	22,348	22,732	42,173
Total	21,148	30,374	11,883

Deferred:
United Kingdom	15,764	(25,416)	(90,345)
United States	11,395	(52,225)	4,468
Foreign Other	(7,467)	(5,235)	(11,116)
Total	19,692	(82,876)	(96,993)
Income tax expense / (benefit)	$40,840	$(52,502)	$(85,110)

Schedule of Effective Income Tax Rate	The reconciliation of the statutory income tax rate to the Company’s effective income tax rate is as follows:

	For the Year Ended December 31,
	2023	2022	2021
United Kingdom corporate tax rate	23.5%	19.0%	19.0%
Changes in respect of prior periods	41.6%	0.4%	8.2%
Rate change	4.5%	0.3%	1.8%
Expenses not deductible for tax purposes	9.5%	(0.2)%	(9.4)%
Tax effect of short fall on share-based compensation	22.3%	(0.2)%	—
Impairment losses not deductible for tax purposes	—	(15.8)%	—
Gains and losses not subject to income tax	(1.5)%	0.2%	0.6%
Withholding tax on unremitted earnings	8.7%	(0.1)%	—
Foreign tax on capital gains	—	(0.4)%	—
Movement in deferred tax not recognized	131.9%	(1.8)%	1.4%
Movement in tax losses not recognized	(7.0)%	0.1%	—
Foreign income taxed at different rates	(31.8)%	1.2%	21.3%
Other	(3.3)%	—	0.6%
Effective tax rate	198.4%	2.7%	43.5%

Schedule of Beginning and Ending of Gross Unrecognized Tax Positions

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits for uncertain tax positions is as follows:

	For the Year Ended December 31,
	2023	2022	2021
Beginning unrecognized tax benefits	$16,769	$16,744	$18,784
Increases related to prior year tax positions	-	-	4,451
Decreases related to prior year tax positions	(1,302)	(66)	(3,912)
Increases related to current year tax provisions	464	562	589
Decreases related to current year tax positions	-	-	(1,013)
Decreases related to settlement with tax authorities	(7,896)	(471)	(2,155)
Closing unrecognized tax benefits	$8,035	$16,769	$16,744

Schedule of Deferred Tax Assets and Liabilities

The principal components of deferred tax were as follows:

	For the Year Ended December 31,
	2023	2022
Deferred tax assets:
Property and equipment	$9,688	$3,607
Intangible assets	83,800	127,556
Carry forward tax losses	136,303	146,358
Excess interest carry forward	104,999	101,547
Accrued and unpaid expenses	20,725	14,010
Financial instruments	7,844	10,465
Other	10,325	14,605
Total deferred tax assets	373,684	418,148
Valuation allowance	(113,491)	(92,019)
Net deferred tax assets	260,193	326,129
Deferred tax liabilities:
Property and equipment	(6,661)	(5,445)
Intangible assets	(277,537)	(319,167)
Other	(10,427)	(15,770)
Total deferred tax liabilities	(294,625)	(340,382)
Net deferred tax liabilities	$(34,432)	$(14,253)